Average Annual Total Returns - COLUMBIA HIGH YIELD MUNICIPAL FUND	Oct. 01, 2020	Sep. 30, 2020
Class A
Average Annual Return:
1 Year	5.19%
5 Years	3.90%
10 Years	5.70%
Inception Date	Jul. 31, 2000
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		5.19%
5 Years		3.90%
10 Years		5.70%
Inception Date		Jul. 31, 2000
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		4.76%
5 Years		3.99%
10 Years		5.51%
Inception Date		Jul. 31, 2000
Class C
Average Annual Return:
1 Year	6.74%
5 Years	3.86%
10 Years	5.36%
Inception Date	Jul. 15, 2002
Class Inst
Average Annual Return:
1 Year	8.65%
5 Years	4.74%
10 Years	6.23%
Inception Date	Mar. 05, 1984
Class Inst2
Average Annual Return:
1 Year	8.70%
5 Years	4.83%
10 Years	6.30%
Inception Date	Nov. 08, 2012
Class Adv
Average Annual Return:
1 Year	8.65%
5 Years	4.74%
10 Years	6.23%
Inception Date	Mar. 19, 2013
Class Inst3
Average Annual Return:
1 Year	8.74%
5 Years	4.82%
10 Years	6.26%
Inception Date	Mar. 01, 2017